UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:         Providence Equity Partners L.L.C.
Address:      50 Kennedy Plaza, 18th Floor
              Providence, RI
              02903


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Robert S. Hull
Title: Chief Financial Officer, Providence Equity Partners L.L.C. and related Providence entities
Phone:     401-751-1700

Signature, Place, and Date of Signing:


/s/ Robert S. Hull          Providence,  RI                    August 11, 2010
--------------------------------------------------------------------------------
     [Signature]             [City, State]                         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report  Summary:

Number of Other Included Managers:            1
                                            --------
Form 13F Information Table Entry Total:       3
                                            --------
Form 13F Information Table Value Total:     $825,937
                                            --------
                                           (thousands)

List of Other Included Managers

Providence Equity Partners IV Inc.

Note Providence Equity Partners L.L.C. is the institutional investment manager for Providence Equity Partners IV Inc.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE




                                               FORM 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2  COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8
   --------        --------  --------  -------- -----------------------   --------    --------       --------

                    TITLE                                                                          VOTING AUTHORITY
                     OF                 VALUE   SHRS OR      SH/  PUT/    INVESTMENT  OTHER
NAME OF ISSUER      CLASS     CUSIP    (x1000)  PRN AMT     PRN   CALL    DISCRETION  MANAGERS   SOLE   SHARED    NONE
--------------      -----     -----    -------  -------     ---   ----    ----------  --------   ----   ------    ----
Archipelago
Learning, Inc.    Common    03956P102  $140,291  12,273,954  SH            SOLE                  12,273,954

Education
Management
Corporation       Common    28140M103  $622,956  40,847,599  SH            SOLE                  40,847,599

Warner Music
Group Corp.       Common    934550104   $62,720  12,905,389  SH            SOLE                  12,905,389
